Average Annual Total Returns - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Investor Class - Return Before Taxes
Apr. 29, 2024
Average Annual Return:
Past 1 year	4.87%
Past 5 years	1.71%
Past 10 years	1.10%